Note 8 - Debt (Details) - Current and Long-Term Debt (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 8 - Debt (Details) - Current and Long-Term Debt (Parentheticals) [Line Items]
Due	Dec. 31, 2020	Dec. 31, 2020
Interest rate	4.00%	4.00%
London Interbank Offered Rate (LIBOR) [Member]
Note 8 - Debt (Details) - Current and Long-Term Debt (Parentheticals) [Line Items]
Interest LIBOR plus	3.00%	3.00%
Weighted Average [Member]
Note 8 - Debt (Details) - Current and Long-Term Debt (Parentheticals) [Line Items]
Weighted Average Interest Rate	4.00%